OTHER LONG-TERM LIABILITIES - Asset Retirement Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Asset retirement obligations settlement period	60 years
Inflation rate	2.00%	2.00%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Balance – beginning of year	$ 4,327	$ 3,243	$ 2,950
Balance – end of year	3,886	4,327	3,243
Less: current portion	186	92	95
Non-current asset retirement obligation	$ 3,700	$ 4,235	$ 3,148
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Weighted average discount rate	5.00%	4.70%	5.20%
Reconciliation Of Changes In Provision For Decommissioning Restoration And Rehabilitation Costs [Roll Forward]
Liabilities incurred	$ 19	$ 12	$ 3
Liabilities acquired, net	6	784	30
Liabilities settled	(290)	(274)	(267)
Asset retirement obligation accretion	186	164	142
Revision of cost, inflation rates and timing estimates	(111)	(40)	(68)
Change in discount rate	(334)	509	493
Foreign exchange adjustments	$ 83	$ (71)	$ (40)